Employees Benefits (Post-Employment) - Summary of Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Petros Pension Plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality table		EX-PETROS 2013 (bidecremental )
Disability table		American group
Mortality table for disabled participants		AT-49 male
Age of retirement		Male, 57 years / Female, 56 years
Discount rate - (real rate)		9.52%
Nominal discount rate (real rate + inflation)		5.19%
Expected changes in medical and hospital costs		0.00%
Petros 2 Pension Plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality table	AT-2000 female, smoothed in a 10%	AT-2000 female, smoothed in a 10%
Disability table	American group reduced by 40%	American group reduced by 40%
Mortality table for disabled participants	IAPB 1957 strong	IAPB 1957 strong
Age of retirement	1st eligibility	1st eligibility
Discount rate - (real rate)	9.22%	9.63%
Nominal discount rate (real rate + inflation)		6.59%
Expected changes in medical and hospital costs	0.00%	0.00%
Petros 2 Pension Plan [member] | For 2019 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (real rate + inflation)	7.28%
Petros 2 Pension Plan [member] | As of 2020 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (real rate + inflation)	6.84%
AMS Medical Plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality table	EX-PETROS 2013 (bidecremental)	EX-PETROS 2013 (bidecremental)
Disability table	American group	American group
Mortality table for disabled participants	AT-49 male	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 57 years / Female, 56 years
Discount rate - (real rate)	9.16%	9.59%
Nominal discount rate (real rate + inflation)description	according to security plan	according to security plan
AMS Medical Plan [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected changes in medical and hospital costs	12.03%	11.30%
AMS Medical Plan [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected changes in medical and hospital costs	4.00%	4.50%
Petros renegotiated pension plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality table	EX-PETROS 2013 (bidecremental)
Disability table	American group
Mortality table for disabled participants	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years
Discount rate - (real rate)	9.11%
Expected changes in medical and hospital costs	0.00%
Petros renegotiated pension plan [member] | For 2019 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (real rate + inflation)	5.55%
Petros renegotiated pension plan [member] | As of 2020 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (real rate + inflation)	5.33%
Petros nonrenegotiated pension plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality table	EX-PETROS 2017 (bidecremental)
Disability table	American group
Mortality table for disabled participants	AT-49 male
Age of retirement	Male, 58 years / Female, 56 years
Discount rate - (real rate)	9.08%
Expected changes in medical and hospital costs	0.00%
Petros nonrenegotiated pension plan [member] | For 2019 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (real rate + inflation)	5.40%
Petros nonrenegotiated pension plan [member] | As of 2020 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (real rate + inflation)	5.24%